INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Current income tax expense	$ 11,590	$ 6,288
Deferred income tax expense	1,665	33
Total income tax expense	$ 13,255	$ 6,321